Financial Instruments - Fair Value of Financial Instruments Measured at Fair Value on Recurring Basis (Detail) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Financial liabilities at FVTPL
Derivative financial liabilities – K2 warrants	$ 119,351	$ 223,352
Short-term Investments
Financial assets at FVTPL
Short-term investments	16,543,352
Short-term Investments | U.S. government treasuries
Financial assets at FVTPL
Short-term investments	5,009,974
Short-term Investments | Commercial paper
Financial assets at FVTPL
Short-term investments	11,034,759
Short-term Investments | Corporate Bonds
Financial assets at FVTPL
Short-term investments	498,619
Level 1 | Short-term Investments
Financial assets at FVTPL
Short-term investments	5,009,974
Level 1 | Short-term Investments | U.S. government treasuries
Financial assets at FVTPL
Short-term investments	5,009,974
Level 2 | Short-term Investments
Financial assets at FVTPL
Short-term investments	11,533,378
Level 2 | Short-term Investments | Commercial paper
Financial assets at FVTPL
Short-term investments	11,034,759
Level 2 | Short-term Investments | Corporate Bonds
Financial assets at FVTPL
Short-term investments	498,619
Fair Value Measured on Recurring Basis
Financial liabilities at FVTPL
Derivative financial liabilities – K2 warrants	119,351	223,352
Fair Value Measured on Recurring Basis | Level 3
Financial liabilities at FVTPL
Derivative financial liabilities – K2 warrants	$ 119,351	$ 223,352